Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 36.60%
FHLMC	2.00%	10-1-2031	$2,646,170	$2,494,075
FHLMC	2.50	7-1-2033	3,164,674	3,119,299
FHLMC	2.50	8-1-2043	4,265,455	3,709,130
FHLMC	2.50	6-1-2046	5,067,617	4,395,186
FHLMC	2.50	11-1-2046	3,772,523	3,172,547
FHLMC	2.50	8-1-2050	3,226,965	2,699,485
FHLMC	2.50	10-1-2050	2,207,861	1,840,990
FHLMC	2.50	5-1-2051	8,346,948	6,981,153
FHLMC	2.50	7-1-2051	4,180,000	3,489,265
FHLMC	2.50	9-1-2051	8,085,968	6,726,555
FHLMC	2.50	11-1-2051	1,939,578	1,614,301
FHLMC	2.50	1-1-2052	50,763,591	42,324,246
FHLMC	2.50	2-1-2052	942,206	783,920
FHLMC	2.50	3-1-2052	2,870,617	2,386,032
FHLMC	2.50	4-1-2052	6,402,124	5,341,678
FHLMC	3.00	9-1-2030	3,209,136	3,155,723
FHLMC	3.00	7-1-2033	1,465,077	1,436,631
FHLMC	3.00	3-1-2043	1,767,691	1,587,996
FHLMC	3.00	4-1-2043	2,395,901	2,153,869
FHLMC	3.00	8-1-2043	2,349,147	2,109,593
FHLMC	3.00	6-1-2044	4,778,908	4,307,774
FHLMC	3.00	2-1-2045	5,834,917	5,176,339
FHLMC	3.00	4-1-2045	9,589,580	8,607,325
FHLMC	3.00	1-1-2046	2,845,762	2,562,607
FHLMC	3.00	9-1-2046	4,393,242	3,868,391
FHLMC	3.00	11-1-2046	9,321,604	8,190,467
FHLMC	3.00	12-1-2046	14,299,121	12,755,371
FHLMC	3.00	2-1-2047	1,161,130	1,046,082
FHLMC	3.00	4-1-2047	18,395,272	16,191,259
FHLMC	3.00	11-1-2048	4,083,781	3,580,532
FHLMC	3.00	4-1-2049	3,972,923	3,489,756
FHLMC	3.00	5-1-2049	2,462,511	2,167,787
FHLMC	3.00	1-1-2050	4,940,617	4,341,351
FHLMC	4.00	3-1-2050	7,939,437	7,404,043
FHLMC	4.50	6-1-2039	125,223	121,586
FHLMC	4.50	7-1-2039	125,793	122,087
FHLMC	4.50	6-1-2040	6,447,601	6,320,996
FHLMC	4.50	11-1-2040	30,340,579	29,669,714
FHLMC	5.00	4-1-2053	17,182,759	16,726,775
FHLMC	5.00	5-1-2056	18,982,422	18,326,199
FHLMC	5.50	5-1-2055	19,411,958	19,271,507
FHLMC	6.00	7-1-2054	3,547,270	3,668,864
FHLMC	6.00	9-1-2054	27,081,106	28,021,930
FHLMC	6.00	10-1-2054	4,611,363	4,771,745
FHLMC	6.50	10-1-2054	1,521,182	1,607,147
FHLMC	6.50	10-1-2055	3,471,277	3,668,110
FHLMC STRIPS Series 264 Class 30	3.00	7-15-2042	3,710,505	3,324,616
FHLMC (30 Day Average U.S. SOFR+2.08%)±	5.20	7-1-2055	1,674,858	1,677,062
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 1

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (30 Day Average U.S. SOFR+2.08%)±	5.24%	7-1-2055	$5,230,422	$5,227,501
FHLMC (30 Day Average U.S. SOFR+2.09%)±	5.38	5-1-2055	1,270,039	1,272,907
FHLMC (30 Day Average U.S. SOFR+2.10%)±	4.77	6-1-2056	3,907,263	3,839,340
FHLMC (30 Day Average U.S. SOFR+2.10%)±	4.80	7-1-2056	5,128,638	5,087,482
FHLMC (30 Day Average U.S. SOFR+2.11%)±	5.32	8-1-2055	2,051,844	2,058,482
FHLMC (30 Day Average U.S. SOFR+2.12%)±	4.61	8-1-2056	2,571,983	2,513,814
FHLMC (30 Day Average U.S. SOFR+2.14%)±	4.61	5-1-2056	20,075,778	19,664,878
FHLMC (30 Day Average U.S. SOFR+2.14%)±	4.95	2-1-2056	6,688,490	6,656,755
FHLMC (30 Day Average U.S. SOFR+2.15%)±	4.78	1-1-2055	4,118,054	4,143,159
FHLMC (30 Day Average U.S. SOFR+2.18%)±	4.30	6-1-2056	4,130,845	3,992,698
FHLMC (30 Day Average U.S. SOFR+2.19%)±	4.72	3-1-2056	6,851,893	6,734,292
FHLMC (30 Day Average U.S. SOFR+2.20%)±	5.16	6-1-2055	3,479,379	3,477,563
FHLMC (30 Day Average U.S. SOFR+2.26%)±	4.93	2-1-2054	1,527,372	1,522,158
FHLMC (30 Day Average U.S. SOFR+2.30%)±	4.17	5-1-2053	6,696,340	6,734,860
FHLMC (30 Day Average U.S. SOFR+2.33%)±	4.69	10-1-2054	3,482,234	3,451,239
FHLMC (30 Day Average U.S. SOFR+2.33%)±	5.31	8-1-2055	2,688,613	2,696,712
FHLMC (30 Day Average U.S. SOFR+2.33%)±	5.43	8-1-2055	3,446,995	3,456,814
FHLMC (30 Day Average U.S. SOFR+2.33%)±	5.56	7-1-2055	3,563,226	3,585,709
FHLMC (30 Day Average U.S. SOFR+2.34%)±	4.24	7-1-2056	2,283,571	2,225,467
FHLMC (RFUCCT1Y+1.62%)±	3.85	2-1-2050	2,257,846	2,314,786
FHLMC Series 326 Class F2 (30 Day Average U.S. SOFR+0.66%)±	4.29	3-15-2044	1,671,117	1,662,607
FHLMC Series 3693 Class FC (30 Day Average U.S. SOFR+0.61%)±	4.24	7-15-2040	1,370,828	1,361,798
FHLMC Series 3919 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.24	9-15-2041	1,363,603	1,353,264
FHLMC Series 3958 Class AF (30 Day Average U.S. SOFR+0.56%)±	4.19	11-15-2041	1,219,831	1,208,614
FHLMC Series 3975 Class FA (30 Day Average U.S. SOFR+0.60%)±	4.23	12-15-2041	1,122,593	1,115,716
FHLMC Series 3990 Class FG (30 Day Average U.S. SOFR+0.56%)±	4.19	1-15-2042	1,386,239	1,375,416
FHLMC Series 4059 Class FP (30 Day Average U.S. SOFR+0.56%)±	4.19	6-15-2042	1,665,731	1,649,907
FHLMC Series 4091 Class BX	3.25	10-15-2041	1,961,651	1,810,842
FHLMC Series 4091 Class MX	3.25	2-15-2042	1,557,918	1,430,300
FHLMC Series 4091 Class EX	3.38	7-15-2042	1,191,488	1,098,386
FHLMC Series 4091 Class FN (30 Day Average U.S. SOFR+0.51%)±	4.14	8-15-2042	1,241,047	1,225,476
FHLMC Series 4184 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.09	3-15-2043	992,164	977,549
FHLMC Series 4240 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.24	8-15-2043	3,326,483	3,293,392
FHLMC Series 4281 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.14	12-15-2043	576,456	571,682
FHLMC Series 4290 Class LF (30 Day Average U.S. SOFR+0.51%)±	4.14	7-15-2035	1,172,782	1,164,653
FHLMC Series 4303 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.09	2-15-2044	1,069,852	1,053,741
FHLMC Series 4427 Class CE	3.00	2-15-2034	154,282	153,354
FHLMC Series 4446 Class CP	2.25	3-15-2045	1,559,196	1,374,996
FHLMC Series 4587 Class AF (30 Day Average U.S. SOFR+0.46%)±	4.09	6-15-2046	1,599,843	1,589,681
See accompanying notes to portfolio of investments
2 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4604 Class FB (30 Day Average U.S. SOFR+0.51%)±	4.14%	8-15-2046	$3,377,275	$3,347,636
FHLMC Series 4620 Class LF (30 Day Average U.S. SOFR+0.51%)±	4.14	10-15-2046	1,813,295	1,798,284
FHLMC Series 470 Class FA (30 Day Average U.S. SOFR+0.40%)±	4.03	8-25-2029	2,514,000	2,513,214
FHLMC Series 4709 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.04	8-15-2047	1,340,184	1,321,682
FHLMC Series 4719 Class LM	3.00	9-15-2047	1,297,307	1,149,200
FHLMC Series 4719 Class LA	3.50	9-15-2047	1,744,223	1,593,216
FHLMC Series 4826 Class KF (30 Day Average U.S. SOFR+0.41%)±	4.04	9-15-2048	1,108,565	1,084,864
FHLMC Series 4854 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.04	1-15-2049	3,365,917	3,329,210
FHLMC Series 4857 Class JA	3.35	1-15-2049	4,877,817	4,617,260
FHLMC Series 4880 Class DA	3.00	5-15-2050	2,415,967	2,186,539
FHLMC Series 4903 Class NF (30 Day Average U.S. SOFR+0.51%)±	4.13	8-25-2049	1,050,037	1,033,528
FHLMC Series 4927 Class BG	3.00	11-25-2049	2,358,967	2,133,483
FHLMC Series 4937 Class MD	2.50	10-25-2049	2,431,577	2,113,287
FHLMC Series 4940 Class AG	3.00	5-15-2040	1,512,339	1,416,494
FHLMC Series 4944 Class AC	2.40	5-15-2044	4,013,646	3,528,223
FHLMC Series 4951 Class EA	2.50	9-15-2044	1,483,356	1,294,979
FHLMC Series 4954 Class LB	2.50	2-25-2050	1,138,806	979,457
FHLMC Series 4957 Class MY	3.00	2-25-2050	1,883,000	1,552,139
FHLMC Series 4988 Class KF (30 Day Average U.S. SOFR+0.46%)±	4.08	7-25-2050	1,998,318	1,975,900
FHLMC Series 5020 Class ET	3.50	10-25-2050	2,208,943	2,001,577
FHLMC Series 5091 Class AB	1.50	3-25-2051	4,143,218	3,307,411
FHLMC Series 5092 Class HE	2.00	2-25-2051	2,680,036	2,215,701
FHLMC Series 5114 Class AD	1.50	8-25-2047	10,406,324	8,851,943
FHLMC Series 5118 Class CA	1.50	10-15-2033	2,049,698	1,886,896
FHLMC Series 5202 Class TA	2.50	12-25-2048	4,354,936	3,917,100
FHLMC Series 5217 Class CD	2.50	7-25-2049	2,108,905	1,944,527
FHLMC Series 5228 Class TN	3.50	7-25-2039	2,142,866	2,028,321
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	4.44	10-15-2039	4,078,354	4,096,235
FHLMC Series 5396 Class HF (30 Day Average U.S. SOFR+0.95%)±	4.57	4-25-2054	5,086,461	5,105,025
FHLMC Series 5451 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.14	1-15-2044	2,110,882	2,083,875
FHLMC Series 5452 Class KY	3.00	3-15-2044	3,353,681	2,863,708
FHLMC Series 5529 Class HA	3.00	3-15-2043	1,716,758	1,609,928
FNMA	2.00	2-1-2031	6,101,837	5,831,432
FNMA	2.00	6-1-2031	4,635,738	4,403,850
FNMA	2.00	7-1-2031	4,369,211	4,142,923
FNMA	2.00	12-1-2040	16,340,293	14,160,163
FNMA	2.00	10-1-2041	5,178,620	4,463,919
FNMA	2.00	11-1-2041	1,773,166	1,527,192
FNMA	2.00	4-1-2042	2,753,276	2,370,304
FNMA	2.50	8-1-2041	2,836,771	2,508,835
FNMA	2.50	2-1-2042	2,745,217	2,425,865
FNMA	2.50	11-1-2042	2,090,243	1,805,137
FNMA	2.50	12-1-2047	7,091,637	6,096,542
FNMA	2.50	9-1-2050	10,134,998	8,462,747
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 3

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	2.50%	10-1-2050	$4,807,011	$4,015,590
FNMA	2.50	11-1-2050	2,112,137	1,758,602
FNMA	2.50	2-1-2051	4,790,759	3,996,912
FNMA	2.50	5-1-2051	3,173,476	2,640,892
FNMA	2.50	6-1-2051	4,911,384	4,097,158
FNMA	2.50	3-1-2052	16,771,026	13,984,998
FNMA	2.50	5-1-2052	2,378,653	1,985,751
FNMA	3.00	10-1-2030	5,789,879	5,704,818
FNMA	3.00	11-1-2031	3,226,912	3,172,156
FNMA	3.00	6-1-2035	2,278,551	2,211,038
FNMA	3.00	3-1-2040	1,071,417	1,022,709
FNMA	3.00	8-1-2042	1,749,012	1,572,592
FNMA	3.00	11-1-2042	2,502,094	2,250,755
FNMA	3.00	1-1-2043	2,320,398	2,142,044
FNMA	3.00	2-1-2043	12,935,405	11,497,092
FNMA	3.00	7-1-2043	2,095,103	1,878,789
FNMA	3.00	9-1-2043	2,068,788	1,865,785
FNMA	3.00	12-1-2043	2,654,014	2,379,993
FNMA	3.00	1-1-2044	3,669,089	3,299,241
FNMA	3.00	10-1-2044	5,005,693	4,496,840
FNMA	3.00	2-1-2045	1,497,319	1,343,192
FNMA	3.00	3-1-2045	8,030,117	7,116,008
FNMA	3.00	10-1-2046	4,047,670	3,628,467
FNMA	3.00	11-1-2046	8,248,638	7,254,568
FNMA	3.00	12-1-2046	11,374,400	9,998,472
FNMA	3.00	12-1-2047	1,725,408	1,522,298
FNMA	3.00	1-1-2048	3,327,372	2,992,406
FNMA	3.00	2-1-2048	1,867,868	1,647,952
FNMA	3.00	4-1-2048	11,186,086	10,038,997
FNMA	3.00	1-1-2049	4,234,850	3,801,649
FNMA	3.00	2-1-2050	36,811,666	32,509,247
FNMA	3.00	5-1-2050	9,019,995	8,011,274
FNMA	3.00	7-1-2050	20,330,602	17,890,814
FNMA	3.00	7-1-2052	1,887,865	1,684,401
FNMA	3.00	10-1-2052	14,555,069	12,772,987
FNMA	3.00	2-1-2055	1,464,635	1,285,221
FNMA	3.00	7-1-2060	19,562,310	16,545,158
FNMA	4.00	1-1-2027	4,694	4,680
FNMA	4.00	3-1-2035	290,979	288,187
FNMA	4.00	9-1-2045	379,363	356,774
FNMA	4.00	1-1-2046	2,760,473	2,596,132
FNMA	4.00	3-1-2047	1,140,695	1,071,394
FNMA	4.00	4-1-2047	297,887	278,493
FNMA	4.00	10-1-2047	365,320	341,569
FNMA	4.00	12-1-2048	1,434,161	1,340,747
FNMA	4.50	11-1-2040	14,251,913	13,936,790
FNMA	4.50	3-1-2043	1,646,135	1,599,204
FNMA	4.50	10-1-2045	2,544,203	2,446,706
See accompanying notes to portfolio of investments
4 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.50%	2-1-2046	$67,402	$64,648
FNMA	5.00	3-1-2053	5,255,775	5,104,652
FNMA	5.00	6-1-2053	10,925,359	10,607,372
FNMA	5.00	11-1-2053	13,421,583	13,030,447
FNMA	5.00	4-1-2054	20,246,001	19,663,194
FNMA%%	5.00	8-13-2056	42,000,000	40,528,570
FNMA	5.50	5-1-2055	23,286,113	23,178,115
FNMA	5.50	7-1-2055	32,980,640	32,741,166
FNMA%%	5.50	8-13-2056	96,000,000	95,002,103
FNMA%%	5.50	9-14-2056	15,700,000	15,513,498
FNMA	6.00	12-1-2053	1,940,879	1,997,196
FNMA	6.00	6-1-2054	3,090,771	3,197,021
FNMA	6.00	7-1-2054	3,632,152	3,761,516
FNMA	6.00	9-1-2054	13,139,042	13,595,208
FNMA	6.00	10-1-2054	1,521,225	1,575,408
FNMA	6.00	11-1-2054	6,747,887	6,983,525
FNMA	6.00	12-1-2054	2,071,227	2,144,987
FNMA	6.00	5-1-2055	16,120,018	16,340,122
FNMA	6.00	6-1-2055	8,120,056	8,268,978
FNMA	6.00	10-1-2055	3,510,431	3,631,067
FNMA	6.00	11-1-2055	9,501,499	9,833,486
FNMA	6.50	9-1-2054	3,628,540	3,833,592
FNMA	6.50	10-1-2054	2,433,348	2,570,859
FNMA	6.50	11-1-2055	2,951,076	3,116,590
FNMA (30 Day Average U.S. SOFR+2.05%)±	4.80	6-1-2056	2,863,604	2,848,500
FNMA (30 Day Average U.S. SOFR+2.06%)±	5.59	8-1-2055	3,383,418	3,417,143
FNMA (30 Day Average U.S. SOFR+2.11%)±	4.57	7-1-2056	5,261,278	5,152,697
FNMA (30 Day Average U.S. SOFR+2.11%)±	5.59	12-1-2053	1,884,984	1,902,570
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.09	9-1-2052	2,942,682	2,963,947
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.83	6-1-2056	8,327,007	8,279,985
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.95	8-1-2056	12,960,433	12,889,098
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.13	11-1-2052	2,630,977	2,644,980
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.37	7-1-2052	3,956,884	3,927,450
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.58	8-1-2052	4,445,852	4,430,502
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.62	8-1-2052	2,222,219	2,216,276
FNMA (30 Day Average U.S. SOFR+2.14%)±	4.13	10-1-2052	7,940,728	7,997,645
FNMA (30 Day Average U.S. SOFR+2.16%)±	4.32	1-1-2055	3,904,920	3,942,893
FNMA (30 Day Average U.S. SOFR+2.28%)±	4.85	7-1-2054	7,923,609	7,900,983
FNMA (30 Day Average U.S. SOFR+2.30%)±	4.67	4-1-2053	16,366,426	16,376,358
FNMA (30 Day Average U.S. SOFR+2.30%)±	4.87	6-1-2056	3,870,053	3,850,890
FNMA (30 Day Average U.S. SOFR+2.30%)±	5.02	4-1-2056	2,231,561	2,220,119
FNMA (30 Day Average U.S. SOFR+2.31%)±	4.09	7-1-2056	2,320,201	2,260,194
FNMA (30 Day Average U.S. SOFR+2.31%)±	4.28	7-1-2056	2,306,516	2,257,527
FNMA (30 Day Average U.S. SOFR+2.31%)±	4.96	5-1-2055	3,666,482	3,653,806
FNMA (30 Day Average U.S. SOFR+2.34%)±	5.29	8-1-2054	4,786,172	4,810,708
FNMA (RFUCCT1Y+1.61%)±	2.75	6-1-2050	1,522,844	1,471,519
FNMA Series 2010-107 Class FB (30 Day Average U.S. SOFR+0.52%)±	4.14	9-25-2040	934,993	926,739
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 5

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2011-111 Class DB	4.00%	11-25-2041	$2,140,777	$2,034,244
FNMA Series 2011-117 Class AF (30 Day Average U.S. SOFR+0.56%)±	4.18	11-25-2041	833,089	825,204
FNMA Series 2011-117 Class FA (30 Day Average U.S. SOFR+0.56%)±	4.18	11-25-2041	2,616,813	2,593,184
FNMA Series 2011-127 Class FC (30 Day Average U.S. SOFR+0.56%)±	4.18	12-25-2041	1,208,629	1,197,256
FNMA Series 2011-142 Class EF (30 Day Average U.S. SOFR+0.61%)±	4.23	1-25-2042	1,373,029	1,363,893
FNMA Series 2011-55 Class FH (30 Day Average U.S. SOFR+0.55%)±	4.17	6-25-2041	958,241	952,060
FNMA Series 2012-12 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.23	2-25-2042	1,197,049	1,188,599
FNMA Series 2012-47 Class JF (30 Day Average U.S. SOFR+0.61%)±	4.23	5-25-2042	1,628,701	1,616,973
FNMA Series 2013-11 Class AP	1.50	1-25-2043	3,141,911	2,858,505
FNMA Series 2014-25 Class EL	3.00	5-25-2044	1,721,308	1,545,746
FNMA Series 2014-74 Class FC (30 Day Average U.S. SOFR+0.51%)±	4.13	11-25-2044	1,401,350	1,382,683
FNMA Series 2015-32 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.03	5-25-2045	1,627,962	1,592,622
FNMA Series 2015-48 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.03	7-25-2045	1,908,981	1,868,731
FNMA Series 2015-72 Class GL	3.00	10-25-2045	1,638,044	1,411,178
FNMA Series 2015-8 Class AP	2.00	3-25-2045	3,158,666	2,794,820
FNMA Series 2015-84 Class PA	1.70	8-25-2033	2,104,914	1,971,947
FNMA Series 2016-11 Class CF (30 Day Average U.S. SOFR+0.46%)±	4.08	3-25-2046	920,661	911,546
FNMA Series 2016-19 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.13	4-25-2046	5,213,847	5,179,762
FNMA Series 2016-22 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.13	4-25-2046	2,410,335	2,388,829
FNMA Series 2016-22 Class FG (30 Day Average U.S. SOFR+0.51%)±	4.13	4-25-2046	2,147,234	2,127,598
FNMA Series 2016-48 Class MA	2.00	6-25-2038	3,901,122	3,619,248
FNMA Series 2016-64 Class BC	1.75	9-25-2046	2,165,723	2,007,897
FNMA Series 2016-64 Class PE	2.50	9-25-2046	1,911,000	1,432,314
FNMA Series 2016-69 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.13	10-25-2046	1,965,126	1,948,596
FNMA Series 2016-75 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.13	10-25-2046	1,448,603	1,438,142
FNMA Series 2016-78 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.13	3-25-2044	909,314	900,072
FNMA Series 2016-79 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.13	11-25-2046	1,486,749	1,475,038
FNMA Series 2016-82 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.13	11-25-2046	3,203,726	3,180,804
See accompanying notes to portfolio of investments
6 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2016-82 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.13%	11-25-2046	$3,031,459	$3,005,596
FNMA Series 2016-84 Class FB (30 Day Average U.S. SOFR+0.51%)±	4.13	11-25-2046	1,468,725	1,455,753
FNMA Series 2016-86 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.13	11-25-2046	3,740,892	3,706,963
FNMA Series 2016-91 Class AF (30 Day Average U.S. SOFR+0.51%)±	4.13	12-25-2046	1,271,581	1,263,972
FNMA Series 2017-11 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.13	3-25-2047	583,873	579,648
FNMA Series 2017-113 Class FB (30 Day Average U.S. SOFR+0.36%)±	3.98	1-25-2048	587,220	579,595
FNMA Series 2017-12 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.13	3-25-2047	1,470,323	1,459,444
FNMA Series 2017-23 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.13	4-25-2047	1,690,892	1,677,309
FNMA Series 2017-26 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.08	4-25-2047	3,605,067	3,576,421
FNMA Series 2017-35 Class MC	2.63	12-25-2044	1,065,366	1,032,785
FNMA Series 2017-82 Class FE (30 Day Average U.S. SOFR+0.36%)±	3.98	10-25-2047	1,258,329	1,248,979
FNMA Series 2017-9 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.13	3-25-2047	1,814,945	1,800,282
FNMA Series 2017-9 Class DF (30 Day Average U.S. SOFR+0.51%)±	4.13	3-25-2047	1,294,997	1,284,531
FNMA Series 2017-9 Class EF (30 Day Average U.S. SOFR+0.51%)±	4.13	3-25-2047	687,119	681,769
FNMA Series 2017-96 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.03	12-25-2047	2,388,151	2,356,931
FNMA Series 2018-1 Class FA (30 Day Average U.S. SOFR+0.36%)±	3.98	2-25-2048	1,010,392	998,755
FNMA Series 2018-14 Class KC	3.00	3-25-2048	1,527,619	1,438,182
FNMA Series 2018-36 Class FD (30 Day Average U.S. SOFR+0.36%)±	3.98	6-25-2048	2,942,369	2,912,546
FNMA Series 2018-38 Class MA	3.30	6-25-2048	2,531,412	2,383,985
FNMA Series 2018-45 Class TM	3.00	6-25-2048	2,218,185	1,956,051
FNMA Series 2018-55 Class GA	3.38	8-25-2048	1,997,062	1,885,894
FNMA Series 2018-64 Class A	3.00	9-25-2048	1,932,166	1,688,466
FNMA Series 2018-85 Class EA	3.50	12-25-2048	1,305,889	1,246,586
FNMA Series 2019-43 Class FC (30 Day Average U.S. SOFR+0.51%)±	4.13	8-25-2049	1,870,772	1,841,052
FNMA Series 2020-34 Class AG	2.00	6-25-2035	3,796,212	3,583,402
FNMA Series 2020-48 Class AB	2.00	7-25-2050	2,417,298	1,977,279
FNMA Series 2020-59 Class NC	3.00	8-25-2040	2,316,259	2,125,334
FNMA Series 2021-40 Class DW	2.00	6-25-2041	576,769	504,785
FNMA Series 2021-78 Class ND	1.50	11-25-2051	4,001,505	3,195,160
FNMA Series 2022-6 Class CB	2.13	2-25-2052	1,226,956	698,249
FNMA Series 2022-62 Class KA	3.25	9-25-2052	1,704,193	1,568,009
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 7

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2023-37 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.13%	1-25-2050	$4,264,245	$4,203,569
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	4.28	6-25-2040	3,392,833	3,384,508
FNMA Series 2023-38 Class FD (30 Day Average U.S. SOFR+0.86%)±	4.49	10-25-2039	1,070,751	1,065,277
FNMA Series 2025-67 Class BY	2.50	1-25-2057	2,129,773	1,411,821
FNMA Series 2025-95 Class FC (30 Day Average U.S. SOFR+0.70%)±	4.32	9-25-2052	7,406,898	7,405,893
FNMA Series 2025-98 Class PK	4.50	8-25-2054	301,092	292,822
GNMA	2.00	10-20-2050	17,440,558	13,993,055
GNMA	2.00	11-20-2050	31,181,276	25,017,544
GNMA	2.00	12-20-2050	46,835,715	37,577,330
GNMA	2.00	1-20-2051	6,416,109	5,148,344
GNMA	2.00	2-20-2051	69,568,384	55,822,195
GNMA	2.50	12-20-2037	2,731,659	2,527,888
GNMA	2.50	6-20-2038	5,110,096	4,722,361
GNMA	2.50	7-20-2050	18,002,400	14,862,897
GNMA	3.00	6-20-2043	3,221,375	2,891,888
GNMA	3.00	8-20-2043	983,117	882,563
GNMA	3.00	11-15-2047	7,964,760	7,129,010
GNMA	3.00	10-20-2050	6,886,122	5,986,849
GNMA	3.50	4-20-2048	1,686,034	1,531,955
GNMA	3.50	4-20-2051	27,012,336	24,167,202
GNMA	3.50	5-20-2052	10,127,291	9,066,043
GNMA	4.00	10-20-2052	27,553,170	25,355,925
GNMA%%	5.50	8-20-2056	3,100,000	3,079,492
GNMA	6.00	1-20-2053	3,026,789	3,180,277
GNMA Series 2010-163 Class NC	4.00	12-20-2040	1,933,945	1,889,502
GNMA Series 2013-152 Class HA	2.50	6-20-2043	2,233,980	2,043,543
GNMA Series 2014-133 Class BP	2.25	9-20-2044	1,960,424	1,736,115
GNMA Series 2015-144 Class CA	2.50	10-20-2045	2,463,110	2,128,794
GNMA Series 2016-93 Class AB	1.75	7-20-2044	3,420,173	2,841,470
GNMA Series 2016-99 Class TL	2.00	4-16-2044	5,045,844	4,183,542
GNMA Series 2017-139 Class GA	3.00	9-20-2047	5,767,699	5,114,490
GNMA Series 2019-158 Class PL	1.50	12-20-2049	3,953,404	3,122,615
GNMA Series 2019-158 Class PK	1.75	12-20-2049	2,056,597	1,651,673
GNMA Series 2019-158 Class PG	2.25	12-20-2049	1,644,978	1,363,717
GNMA Series 2019-78 Class PT	2.50	8-20-2044	1,543,565	1,361,818
GNMA Series 2019-96 Class DE	2.35	8-20-2049	1,206,326	1,011,967
GNMA Series 2020-112 Class AB	1.50	8-20-2050	3,230,183	2,543,350
GNMA Series 2020-17 Class AP	2.25	1-20-2050	1,496,110	1,269,377
GNMA Series 2020-17 Class PD	2.25	1-20-2050	1,591,451	1,331,470
GNMA Series 2020-21 Class GV	2.25	10-20-2049	3,779	3,234
GNMA Series 2020-31 Class E	2.00	9-20-2049	3,635,011	3,083,748
GNMA Series 2020-63 Class UD	1.75	4-20-2050	1,761,030	1,416,724
GNMA Series 2020-95 Class A	1.63	7-20-2050	5,572,739	4,435,885
GNMA Series 2021-27 Class CW±±	5.00	2-20-2051	1,245,615	1,201,882
See accompanying notes to portfolio of investments
8 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2021-27 Class Q	5.00%	2-20-2051	$2,010,616	$1,939,186
GNMA Series 2022-153 Class KA	4.00	12-20-2049	2,194,948	2,116,994
GNMA Series 2022-197 Class LF (30 Day Average U.S. SOFR+0.70%)±	4.32	11-20-2052	8,385,317	8,346,379
GNMA Series 2022-34 Class DN	3.50	9-20-2041	4,483,915	4,210,453
GNMA Series 2022-66 Class Y	3.50	4-20-2052	1,462,413	1,174,039
GNMA Series 2022-78 Class HW	2.50	4-20-2052	2,260,000	1,763,169
GNMA Series 2024-110 Class JL	3.00	10-20-2049	3,616,000	3,059,260
GNMA Series 2024-45 Class BD	2.00	3-20-2054	2,035,415	1,859,439
GNMA Series 2025-7 Class EL	2.50	1-20-2055	1,551,252	1,067,089
Total agency securities (Cost $1,733,930,199)				1,702,119,064
Asset-backed securities: 4.96%
Affirm Master Trust Series 2026-3A Class A144A	4.78	8-15-2034	3,904,000	3,906,318
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81	5-18-2028	766,720	768,727
AmeriCredit Automobile Receivables Trust Series 2026-1 Class A3144A	4.15	11-18-2032	5,000,000	4,967,879
AutoNation Finance Trust Series 2025-1A Class A3144A	4.62	11-13-2029	3,562,000	3,569,011
Avis Budget Rental Car Funding LLC Series 2026-4A Class A144A	5.09	12-20-2032	1,788,000	1,774,278
Barings Equipment Finance LLC Series 2026-A Class A3144A	4.08	7-13-2033	1,911,000	1,880,299
Capital One Multi-Asset Execution Trust Series 2026-A1 Class A	4.48	7-15-2031	12,761,000	12,744,957
Capital One Multi-Asset Execution Trust Series 2026-A2 Class A	5.11	7-15-2038	7,330,000	7,277,096
CarMax Auto Owner Trust Series 2025-2 Class A3	4.48	3-15-2030	8,378,000	8,384,192
CarMax Auto Owner Trust Series 2025-3 Class A3	4.35	7-15-2030	4,138,000	4,134,501
Chase Auto Owner Trust Series 2022-AA Class A4144A	3.99	3-27-2028	858,525	858,293
College Avenue Student Loans LLC Series 2017-A Class A1 (U.S. SOFR 1 Month+1.76%)144A±	5.49	11-26-2046	660,038	666,674
College Avenue Student Loans LLC Series 2018-A Class A2144A	4.13	12-26-2047	580,616	564,745
Ford Credit Auto Lease Trust Series 2026-B Class A3	4.68	12-15-2029	4,858,000	4,861,627
Ford Credit Auto Owner Trust Series 2025-1 Class A144Aøø	4.86	8-15-2037	5,490,000	5,513,779
Ford Credit Auto Owner Trust Series 2026-1 Class A144Aøø	4.32	8-15-2038	11,939,000	11,701,229
Ford Credit Floorplan Master Owner Trust A Series 2026-1 Class A	4.42	5-15-2031	6,040,000	6,005,841
GM Financial Revolving Receivables Trust Series 2025-1 Class A144A	4.64	12-11-2037	2,034,000	2,028,099
GMF Floorplan Owner Revolving Trust Series 2026-2A Class A144A	4.77	5-16-2033	9,330,000	9,318,707
Hyundai Auto Lease Securitization Trust Series 2026-C Class A3144A	4.68	7-16-2029	4,290,000	4,289,740
Hyundai Auto Receivables Trust Series 2023-A Class A4	4.48	7-17-2028	1,338,443	1,339,010
Hyundai Auto Receivables Trust Series 2023-B Class A3	5.48	4-17-2028	409,243	410,424
Navient Private Education Refinance Loan Trust Series 2018-DA Class A2A144A	4.00	12-15-2059	763,451	759,805
Navient Private Education Refinance Loan Trust Series 2019-A Class A2A144A	3.42	1-15-2043	9,543	9,539
Navient Private Education Refinance Loan Trust Series 2019-CA Class A2144A	3.13	2-15-2068	376,565	373,859
Navient Private Education Refinance Loan Trust Series 2019-D Class A2A144A	3.01	12-15-2059	2,409,829	2,348,268
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 9

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Navient Private Education Refinance Loan Trust Series 2019-FA Class A2144A	2.60%	8-15-2068	$1,192,258	$1,149,959
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	1,484,143	1,389,918
Navient Private Education Refinance Loan Trust Series 2021-BA Class A144A	0.94	7-15-2069	639,575	583,083
Navient Private Education Refinance Loan Trust Series 2021-CA Class A144A	1.06	10-15-2069	2,733,134	2,471,913
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	5,846,323	5,189,858
Navient Private Education Refinance Loan Trust Series 2021-FA Class A144A	1.11	2-18-2070	2,706,105	2,384,448
Navient Private Education Refinance Loan Trust Series 2022-A Class A144A	2.23	7-15-2070	2,278,910	2,069,397
Navient Refinance Loan Trust Series 2025-C Class A144A	4.80	10-15-2055	3,454,463	3,420,504
Navient Refinance Loan Trust Series 2026-A Class A144A	4.50	1-18-2056	7,782,609	7,623,755
Navient Refinance Loan Trust Series 2026-B Class A144A	5.07	6-15-2056	8,493,000	8,447,039
Navient Student Loan Trust Series 2021-3A Class A1A144A	1.77	8-25-2070	2,972,776	2,552,825
Nissan Auto Lease Trust Series 2026-B Class A3	4.69	12-17-2029	8,281,000	8,283,236
Robinhood Credit Card Trust Series 2026-1A Class A144A	4.80	7-21-2031	3,527,000	3,520,014
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63	1-16-2029	145,182	145,257
Santander Drive Auto Receivables Trust Series 2025-2 Class A3	4.67	8-15-2029	4,181,640	4,188,166
Santander Drive Auto Receivables Trust Series 2025-3 Class A3	4.38	1-15-2030	5,432,000	5,433,682
SBNA Auto Receivables Trust Series 2024-A Class A4144A	5.21	4-16-2029	1,116,000	1,119,065
SBNA Auto Receivables Trust Series 2024-A Class A3144A	5.32	12-15-2028	122,431	122,473
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	971,000	976,232
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3144A	4.95	5-21-2029	2,314,805	2,321,598
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3144A	5.33	11-20-2029	2,141,340	2,153,388
SFS Auto Receivables Securitization Trust Series 2025-2A Class A4144A	4.58	5-20-2031	3,337,000	3,329,022
SMB Private Education Loan Trust Series 2021-A Class APT1144A	1.07	1-15-2053	3,577,986	3,300,139
SoFi Professional Loan Program LLC Series 2021-B Class AFX144A	1.14	2-15-2047	2,066,155	1,794,332
Toyota Auto Loan Extended Note Trust Series 2024-1A Class A144A	5.16	11-25-2036	11,654,000	11,811,560
Toyota Auto Loan Extended Note Trust Series 2026-1A Class A144A	4.58	4-25-2039	11,650,000	11,526,048
USB Auto Owner Trust Series 2025-1A Class A3144A	4.49	6-17-2030	4,075,000	4,079,196
USB Auto Owner Trust Series 2025-1A Class A4144A	4.62	12-16-2030	1,218,000	1,216,936
Verizon Master Trust Series 2025-10 Class A144A	4.28	10-20-2033	3,302,000	3,236,708
Verizon Master Trust Series 2025-2 Class A144A	4.94	1-20-2033	10,359,000	10,422,731
Verizon Master Trust Series 2025-4 Class A144A	4.76	3-21-2033	6,189,000	6,191,245
Verizon Master Trust Series 2026-2 Class A1A	4.51	6-21-2032	7,901,000	7,871,027
Total asset-backed securities (Cost $234,229,478)				230,781,651
See accompanying notes to portfolio of investments
10 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 21.26%
Basic materials: 0.49%
Chemicals: 0.25%
Eastman Chemical Co.	4.50%	2-20-2031	$3,982,000	$3,869,839
Ecolab, Inc.	5.15	6-15-2033	4,056,000	4,049,259
Ecolab, Inc.	5.35	6-15-2036	3,709,000	3,701,143
				11,620,241
Mining: 0.24%
Glencore Funding LLC144A	4.90	7-1-2031	4,383,000	4,334,221
Glencore Funding LLC144A	5.20	7-1-2033	4,064,000	4,003,903
Glencore Funding LLC144A	5.51	4-1-2036	2,980,000	2,937,099
				11,275,223
Communications: 2.39%
Internet: 1.49%
Alphabet, Inc.	4.70	11-15-2035	4,595,000	4,375,044
Alphabet, Inc.	5.30	5-15-2065	2,182,000	1,848,374
Amazon.com, Inc.	4.25	3-13-2031	5,868,000	5,692,102
Amazon.com, Inc.	4.35	3-20-2033	2,272,000	2,169,511
Amazon.com, Inc.	4.55	3-13-2033	3,400,000	3,284,830
Amazon.com, Inc.	4.60	7-9-2029	5,631,000	5,611,732
Amazon.com, Inc.	4.65	11-20-2035	3,678,000	3,465,582
Amazon.com, Inc.	4.80	7-9-2031	6,142,000	6,083,736
Amazon.com, Inc.	5.10	7-9-2033	3,411,000	3,379,306
Amazon.com, Inc.	5.30	7-9-2036	3,412,000	3,352,442
Amazon.com, Inc.	5.55	11-20-2065	1,715,000	1,484,460
Amazon.com, Inc.	5.65	3-13-2046	2,463,000	2,303,715
Amazon.com, Inc.	5.80	3-13-2056	1,489,000	1,369,137
Amazon.com, Inc.	5.95	3-13-2066	809,000	743,940
Amazon.com, Inc.	6.05	3-13-2076	1,769,000	1,635,365
Amazon.com, Inc.	6.25	7-9-2066	1,092,000	1,046,727
Beignet Investor LLC144A	6.58	5-30-2049	1,698,000	1,646,149
Meta Platforms, Inc.	4.88	5-15-2033	6,140,000	5,956,692
Meta Platforms, Inc.	4.88	11-15-2035	2,037,000	1,910,853
Meta Platforms, Inc.	5.25	5-15-2036	5,367,000	5,145,709
Meta Platforms, Inc.	5.50	11-15-2045	1,314,000	1,136,646
Meta Platforms, Inc.	5.55	8-15-2064	562,000	449,466
Meta Platforms, Inc.	6.20	5-15-2046	1,389,000	1,303,270
Meta Platforms, Inc.	6.30	5-15-2056	581,000	533,195
Sopaipilla Investor LLC144A	7.53	11-30-2048	3,090,000	3,202,735
				69,130,718
Media: 0.23%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	3-1-2042	1,571,000	1,041,233
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	3,742,000	2,247,768
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 11

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	6.55%	6-1-2034	$2,548,000	$2,519,384
Charter Communications Operating LLC/Charter Communications Operating Capital	6.70	12-1-2055	2,002,000	1,766,918
Comcast Corp.	2.99	11-1-2063	1,700,000	823,122
Comcast Corp.	4.05	11-1-2052	1,465,000	970,319
Comcast Corp.	5.35	5-15-2053	803,000	653,733
Comcast Corp.	6.05	5-15-2055	803,000	726,300
				10,748,777
Telecommunications: 0.67%
AT&T, Inc.	3.50	6-1-2041	1,452,000	1,068,840
AT&T, Inc.	3.50	9-15-2053	1,782,000	1,076,459
AT&T, Inc.	3.55	9-15-2055	2,738,000	1,642,205
AT&T, Inc.	3.65	9-15-2059	1,422,000	842,490
AT&T, Inc.	3.80	12-1-2057	1,981,000	1,225,441
AT&T, Inc.	4.40	4-30-2031	2,758,000	2,680,155
AT&T, Inc.	4.75	4-30-2033	1,598,000	1,533,931
AT&T, Inc.	5.25	10-30-2036	5,211,000	4,968,627
AT&T, Inc.	5.55	11-1-2045	1,334,000	1,175,426
AT&T, Inc.	5.85	4-30-2046	2,946,000	2,681,136
AT&T, Inc.	6.00	4-30-2056	2,284,000	2,051,352
AT&T, Inc.	6.20	10-30-2056	3,006,000	2,782,344
AT&T, Inc.	6.30	10-30-2066	1,502,000	1,383,093
Verizon Communications, Inc.	2.99	10-30-2056	2,277,000	1,244,260
Verizon Communications, Inc.	5.75	11-30-2045	1,785,000	1,648,997
Verizon Communications, Inc.	6.00	11-30-2065	3,528,000	3,202,492
Verizon Communications, Inc. (5 Year Treasury Constant Maturity+2.04%)±	6.20	5-14-2056	16,000	15,659
				31,222,907
Consumer, cyclical: 1.26%
Airlines: 0.35%
Delta Air Lines, Inc.	4.95	7-10-2028	6,161,000	6,168,460
Delta Air Lines, Inc.	5.25	7-10-2030	6,333,000	6,368,486
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	3,726,750	3,720,349
				16,257,295
Auto manufacturers: 0.57%
Ford Motor Credit Co. LLC	2.90	2-10-2029	7,447,000	6,992,124
Ford Motor Credit Co. LLC	5.87	10-31-2035	2,562,000	2,472,473
Ford Motor Credit Co. LLC	6.47	5-22-2036	2,563,000	2,570,307
General Motors Financial Co., Inc.	2.70	6-10-2031	4,208,000	3,752,486
Hyundai Capital America144A	4.50	9-18-2030	1,996,000	1,943,498
Hyundai Capital America144A	4.75	4-6-2029	3,681,000	3,655,769
Hyundai Capital America144A	5.00	4-7-2031	2,735,000	2,706,052
Hyundai Capital America144A	5.15	3-27-2030	2,266,000	2,264,640
				26,357,349
See accompanying notes to portfolio of investments
12 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail: 0.34%
Dick’s Sporting Goods, Inc.	4.10%	1-15-2052	$3,099,000	$2,140,854
Home Depot, Inc.	3.63	4-15-2052	1,478,000	1,014,101
Lowe’s Cos., Inc.	3.50	4-1-2051	1,836,000	1,207,734
Lowe’s Cos., Inc.	4.25	3-15-2031	3,568,000	3,460,620
Lowe’s Cos., Inc.	4.25	4-1-2052	3,382,000	2,516,823
Lowe’s Cos., Inc.	4.85	10-15-2035	3,322,000	3,173,917
McDonald’s Corp. Series I	6.30	3-1-2038	2,316,000	2,462,241
				15,976,290
Consumer, non-cyclical: 2.82%
Agriculture: 0.59%
Altria Group, Inc.	3.88	9-16-2046	1,251,000	891,863
BAT Capital Corp.	4.54	8-15-2047	3,209,000	2,539,601
BAT Capital Corp.	6.25	8-15-2055	2,274,000	2,226,649
BAT Capital Corp.	7.08	8-2-2053	839,000	908,056
Bunge Ltd. Finance Corp.	5.15	8-4-2035	3,148,000	3,075,106
Philip Morris International, Inc.	4.13	4-28-2028	6,709,000	6,658,990
Philip Morris International, Inc.	4.38	4-30-2030	5,679,000	5,579,567
Philip Morris International, Inc.	4.88	4-30-2035	5,796,000	5,587,522
				27,467,354
Beverages: 0.19%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70	2-1-2036	7,967,000	7,578,307
Anheuser-Busch InBev Worldwide, Inc.	5.45	1-23-2039	1,546,000	1,532,950
				9,111,257
Biotechnology: 0.29%
Amgen, Inc.	4.85	2-19-2036	3,369,000	3,228,944
Amgen, Inc.	5.50	2-19-2046	814,000	758,338
Amgen, Inc.	5.60	3-2-2043	2,210,000	2,118,316
Amgen, Inc.	5.65	2-19-2056	3,044,000	2,840,984
Gilead Sciences, Inc.	4.00	9-1-2036	1,157,000	1,038,252
Gilead Sciences, Inc.	4.60	5-20-2031	3,377,000	3,336,254
				13,321,088
Healthcare-products: 0.26%
Alcon Finance Corp.144A	5.38	12-6-2032	4,396,000	4,440,990
VSP Optical Group, Inc.144A	5.40	6-1-2033	4,052,000	4,006,993
VSP Optical Group, Inc.144A	5.65	6-1-2036	3,864,000	3,833,290
				12,281,273
Healthcare-services: 0.19%
HCA, Inc.	5.90	6-1-2053	1,149,000	1,061,073
Roche Holdings, Inc.144A	4.08	12-2-2030	2,868,000	2,785,183
Roche Holdings, Inc.144A	4.37	12-2-2032	1,112,000	1,078,880
UnitedHealth Group, Inc.	3.05	5-15-2041	711,000	519,656
UnitedHealth Group, Inc.	3.25	5-15-2051	644,000	410,914
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 13

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
UnitedHealth Group, Inc.	5.50%	7-15-2044	$1,852,000	$1,747,542
UnitedHealth Group, Inc.	5.63	7-15-2054	1,483,000	1,381,286
				8,984,534
Pharmaceuticals: 1.30%
AbbVie, Inc.	3.20	11-21-2029	5,649,000	5,384,782
AbbVie, Inc.	4.05	11-21-2039	1,605,000	1,371,257
AbbVie, Inc.	4.25	11-21-2049	5,574,000	4,338,601
AbbVie, Inc.	4.40	3-15-2033	2,176,000	2,097,052
AbbVie, Inc.	4.45	5-14-2046	678,000	556,867
AbbVie, Inc.	4.50	5-14-2035	3,195,000	3,019,231
AbbVie, Inc.	4.80	3-15-2027	3,832,000	3,841,722
AbbVie, Inc.	5.05	3-15-2034	2,207,000	2,190,422
AbbVie, Inc.	5.20	3-15-2035	1,844,000	1,837,020
AstraZeneca Finance LLC	4.00	3-2-2031	3,188,000	3,080,103
CVS Health Corp.	5.05	3-25-2048	4,018,000	3,393,544
Eli Lilly & Co.	4.65	5-20-2033	1,927,000	1,887,831
Novartis Capital Corp.	4.60	3-18-2033	4,526,000	4,417,495
Novartis Capital Corp.	4.60	11-5-2035	2,233,000	2,135,149
Novartis Capital Corp.	4.90	3-18-2036	9,192,000	8,932,180
Novartis Capital Corp.	5.60	3-18-2046	951,000	920,845
Novartis Capital Corp.	5.70	3-18-2056	760,000	734,469
Pfizer, Inc.	4.20	11-15-2030	4,397,000	4,299,011
Pfizer, Inc.	4.88	11-15-2035	6,052,000	5,862,316
				60,299,897
Energy: 0.65%
Oil & gas: 0.08%
TotalEnergies Capital USA LLC	4.57	1-13-2033	1,331,000	1,290,758
TotalEnergies Capital USA LLC	4.86	1-13-2036	2,673,000	2,568,965
				3,859,723
Oil & gas services: 0.24%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	4.35	6-15-2031	3,995,000	3,880,139
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	4.65	6-15-2033	2,038,000	1,965,133
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.00	6-15-2036	3,397,000	3,260,717
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.85	6-15-2056	1,970,000	1,859,874
				10,965,863
Pipelines: 0.33%
Energy Transfer LP	5.25	7-1-2029	3,864,000	3,908,839
Energy Transfer LP144A	6.00	2-1-2029	2,803,000	2,818,268
MPLX LP	5.30	4-1-2036	2,717,000	2,630,199
MPLX LP	6.10	4-1-2056	1,290,000	1,222,186
ONEOK, Inc.	5.70	11-1-2054	3,312,000	2,929,634
ONEOK, Inc.	6.25	10-15-2055	1,986,000	1,906,485
				15,415,611
See accompanying notes to portfolio of investments
14 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 6.12%
Banks: 4.26%
Bank of America Corp. (U.S. SOFR+0.87%)±	4.48%	4-23-2030	$10,001,000	$9,891,492
Citizens Bank NA (U.S. SOFR+0.70%)±	4.19	1-29-2029	5,752,000	5,700,288
Fifth Third Bancorp (U.S. SOFR+1.24%)±	5.14	1-29-2037	2,691,000	2,585,492
Goldman Sachs Group, Inc. (U.S. SOFR+0.71%)±	4.15	1-21-2029	1,606,000	1,590,765
Goldman Sachs Group, Inc. (U.S. SOFR+0.96%)±	4.52	1-21-2032	1,566,000	1,519,935
Goldman Sachs Group, Inc. (U.S. SOFR+1.03%)±	4.97	6-3-2032	10,460,000	10,318,255
Goldman Sachs Group, Inc. (U.S. SOFR+1.06%)±	4.37	10-21-2031	6,617,000	6,405,003
Goldman Sachs Group, Inc. (U.S. SOFR+1.17%)±	5.24	7-21-2032	4,216,000	4,207,709
Goldman Sachs Group, Inc. (U.S. SOFR+1.19%)±	5.07	1-21-2037	5,401,000	5,144,198
Goldman Sachs Group, Inc. (U.S. SOFR+1.21%)±	5.05	7-23-2030	2,380,000	2,384,362
Goldman Sachs Group, Inc. (U.S. SOFR+1.31%)±	5.43	6-3-2037	2,414,000	2,358,303
Goldman Sachs Group, Inc. (U.S. SOFR+1.32%)±	5.54	1-21-2047	1,613,000	1,485,407
Goldman Sachs Group, Inc. (U.S. SOFR+1.33%)±	4.94	10-21-2036	4,513,000	4,268,426
Goldman Sachs Group, Inc. (U.S. SOFR+1.45%)±	5.66	7-21-2037	4,769,000	4,747,282
Goldman Sachs Group, Inc. (U.S. SOFR+1.55%)±	5.33	7-23-2035	8,013,000	7,876,298
Goldman Sachs Group, Inc. (U.S. SOFR+1.82%)±	6.22	7-21-2057	2,724,000	2,697,932
Morgan Stanley Bank NA (U.S. SOFR+0.97%)±	4.79	5-10-2030	3,257,000	3,243,701
Morgan Stanley Private Bank NA (U.S. SOFR+0.76%)±	4.21	2-8-2030	9,206,000	9,050,829
Morgan Stanley Private Bank NA (U.S. SOFR+1.02%)±	4.47	11-19-2031	17,883,000	17,405,616
Morgan Stanley (U.S. SOFR+0.80%)±	4.24	1-9-2030	1,595,000	1,568,492
Morgan Stanley (U.S. SOFR+0.95%)±	4.49	1-16-2032	7,583,000	7,360,910
Morgan Stanley (U.S. SOFR+0.96%)±	4.56	4-10-2030	4,791,000	4,741,757
Morgan Stanley (U.S. SOFR+1.16%)±	5.17	7-14-2032	4,215,000	4,199,089
Morgan Stanley (U.S. SOFR+1.18%)±	5.07	1-30-2037	4,850,000	4,653,266
Morgan Stanley (U.S. SOFR+1.20%)±	4.71	3-12-2032	9,582,000	9,364,683
Morgan Stanley (U.S. SOFR+1.41%)±	5.30	4-10-2037	4,334,000	4,206,017
Morgan Stanley (U.S. SOFR+1.43%)±	5.61	7-17-2037	1,363,000	1,354,801
Morgan Stanley Series I (U.S. SOFR+0.91%)±	4.13	10-18-2029	5,139,000	5,059,274
Morgan Stanley Series I (U.S. SOFR+1.31%)±	4.89	10-22-2036	2,356,000	2,233,540
National Securities Clearing Corp.144A	4.70	6-9-2031	2,879,000	2,852,876
PNC Bank NA (U.S. SOFR+0.73%)±	4.43	7-21-2028	6,056,000	6,045,001
PNC Financial Services Group, Inc. (5 Year Treasury Constant Maturity+1.17%)±	5.42	1-25-2041	1,479,000	1,417,615
PNC Financial Services Group, Inc. (U.S. SOFR+0.61%)±	4.08	1-26-2029	4,981,000	4,933,630
PNC Financial Services Group, Inc. (U.S. SOFR+1.26%)±	4.81	10-21-2032	3,534,000	3,478,536
PNC Financial Services Group, Inc. (U.S. SOFR+1.27%)±	5.46	7-21-2037	2,316,000	2,292,193
PNC Financial Services Group, Inc. (U.S. SOFR+1.42%)±	5.37	7-21-2036	1,988,000	1,964,837
Santander Holdings USA, Inc. (U.S. SOFR+1.60%)±	5.70	6-5-2037	771,000	751,524
State Street Bank & Trust Co.	5.22	7-23-2034	3,704,000	3,698,578
Truist Financial Corp. (U.S. SOFR+0.97%)±	4.60	1-27-2032	5,280,000	5,154,697
Truist Financial Corp. Series I (U.S. SOFR+1.09%)±	4.68	4-23-2032	4,108,000	4,013,183
Truist Financial Corp. Series I (U.S. SOFR+1.41%)±	5.28	4-23-2037	4,108,000	3,979,076
U.S. Bancorp (U.S. SOFR+0.87%)±	4.48	1-26-2032	5,800,000	5,653,241
U.S. Bancorp (U.S. SOFR+1.10%)±	5.03	1-26-2037	2,907,000	2,799,856
U.S. Bancorp (U.S. SOFR+1.25%)±	5.47	7-27-2037	1,560,000	1,544,536
				198,202,501
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 15

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 0.41%
Ameriprise Financial, Inc.	5.35%	6-15-2036	$3,616,000	$3,539,449
Apollo Global Management, Inc.	5.70	3-30-2036	2,988,000	2,948,224
Ares Management Corp.	5.60	10-11-2054	2,307,000	2,001,465
Charles Schwab Corp. (U.S. SOFR+1.23%)±	4.91	11-14-2036	1,362,000	1,301,253
LSEG U.S. Fin Corp.144A	4.50	3-23-2031	2,240,000	2,185,619
Synchrony Financial (U.S. SOFR+1.35%)±	5.45	10-15-2030	3,125,000	3,129,147
Synchrony Financial (U.S. SOFR+2.03%)±	6.28	7-31-2037	3,907,000	3,905,964
				19,011,121
Insurance: 0.44%
AEGON Funding Co. LLC	5.63	5-7-2036	2,728,000	2,656,081
Arch Capital Group Ltd.	5.25	6-15-2036	2,413,000	2,357,696
Jackson Financial, Inc.	6.15	1-15-2037	3,698,000	3,614,949
Protective Life Corp.144A	4.70	1-15-2031	3,858,000	3,770,930
Protective Life Corp.144A	5.35	12-15-2035	2,383,000	2,294,815
RLI Corp.	5.38	6-1-2036	2,392,000	2,286,064
Travelers Cos., Inc.	4.95	7-24-2031	3,441,000	3,437,767
				20,418,302
REITs: 1.01%
Agree LP	2.60	6-15-2033	644,000	540,993
Agree LP	4.80	10-1-2032	1,421,000	1,385,748
Agree LP	5.60	6-15-2035	2,313,000	2,322,190
American Homes 4 Rent LP	3.63	4-15-2032	2,607,000	2,391,598
American Homes 4 Rent LP	4.30	4-15-2052	1,169,000	880,082
American Homes 4 Rent LP	4.95	6-15-2030	1,991,000	1,978,108
Brixmor Operating Partnership LP	2.50	8-16-2031	2,495,000	2,202,339
Brixmor Operating Partnership LP	4.85	2-15-2033	1,092,000	1,059,729
Brixmor Operating Partnership LP	5.38	6-15-2036	3,222,000	3,142,416
Equinix Europe 2 Financing Corp. LLC%%	5.25	8-15-2031	4,130,000	4,104,726
Equinix, Inc.%%	5.00	8-15-2029	4,692,000	4,684,727
Essex Portfolio LP	2.55	6-15-2031	1,345,000	1,196,706
Kimco Realty OP LLC	4.85	3-1-2035	2,076,000	1,997,465
Kimco Realty OP LLC	5.30	2-1-2036	2,385,000	2,366,492
Realty Income Corp.	2.85	12-15-2032	1,888,000	1,654,975
Regency Centers LP	2.95	9-15-2029	3,572,000	3,375,820
Regency Centers LP	4.50	3-15-2033	1,592,000	1,526,819
Regency Centers LP	5.00	7-15-2032	2,256,000	2,244,534
Regency Centers LP	5.25	1-15-2034	3,062,000	3,039,888
Store Capital LLC	2.70	12-1-2031	907,000	790,703
Store Capital LLC	2.75	11-18-2030	1,834,000	1,643,545
Store Capital LLC	4.95	2-11-2031	2,393,000	2,342,522
				46,872,125
Industrial: 2.51%
Aerospace/defense: 1.39%
Boeing Co.	5.81	5-1-2050	2,673,000	2,524,910
Boeing Co.	6.86	5-1-2054	1,597,000	1,710,813
See accompanying notes to portfolio of investments
16 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Aerospace/defense(continued)
General Electric Co.	4.30%	7-29-2030	$4,638,000	$4,559,254
General Electric Co.	4.90	1-29-2036	4,216,000	4,117,990
Honeywell Aerospace, Inc.144A	3.90	3-16-2028	8,235,000	8,141,178
Honeywell Aerospace, Inc.144A	4.00	3-16-2029	4,942,000	4,851,078
Honeywell Aerospace, Inc.144A	4.30	3-16-2031	7,564,000	7,359,387
Honeywell Aerospace, Inc.144A	4.60	3-16-2033	7,013,000	6,780,148
Honeywell Aerospace, Inc.144A	4.95	3-16-2036	4,924,000	4,746,669
Honeywell Aerospace, Inc.144A	5.62	3-16-2046	1,684,000	1,605,404
Honeywell Aerospace, Inc.144A	5.73	3-16-2056	904,000	861,028
Honeywell Aerospace, Inc.144A	5.85	3-16-2066	345,000	328,017
Howmet Aerospace, Inc.	4.75	4-15-2036	2,034,000	1,935,992
Howmet Aerospace, Inc.	4.85	10-15-2031	2,052,000	2,036,462
Northrop Grumman Corp.	4.65	7-15-2030	2,199,000	2,182,198
Northrop Grumman Corp.	5.25	7-15-2035	2,040,000	2,029,855
RTX Corp.	6.10	3-15-2034	4,922,000	5,189,455
RTX Corp.	6.40	3-15-2054	3,374,000	3,521,725
				64,481,563
Environmental control: 0.07%
Veralto Corp.	4.85	1-15-2032	3,219,000	3,181,096
Machinery-construction & mining: 0.33%
Caterpillar Financial Services Corp.	4.38	8-16-2029	1,733,000	1,720,858
Caterpillar Financial Services Corp. Series L	4.20	5-15-2028	8,049,000	8,014,587
Caterpillar Financial Services Corp. Series L	4.50	5-15-2031	2,965,000	2,923,207
GE Vernova, Inc.	5.50	2-4-2056	3,045,000	2,808,020
				15,466,672
Machinery-diversified: 0.26%
John Deere Capital Corp.	4.50	1-8-2027	3,809,000	3,814,978
John Deere Capital Corp.	4.65	1-7-2028	2,683,000	2,690,670
John Deere Capital Corp.	4.85	6-11-2029	500,000	503,816
John Deere Capital Corp.	5.15	9-8-2026	2,818,000	2,820,998
John Deere Capital Corp. Series I	4.38	4-15-2031	2,233,000	2,187,893
				12,018,355
Miscellaneous manufacturing: 0.34%
Eaton Corp.	3.85	3-6-2028	6,427,000	6,356,159
Eaton Corp.	3.95	3-6-2029	4,074,000	4,001,382
Eaton Corp.	4.20	3-6-2031	2,135,000	2,070,600
Eaton Corp.	4.50	3-6-2033	2,003,000	1,934,246
Eaton Corp.	4.80	3-6-2036	1,587,000	1,521,062
				15,883,449
Transportation: 0.12%
Crowley Conro LLC	4.18	8-15-2043	2,029,265	1,844,845
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 17

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation(continued)
Norfolk Southern Corp.	5.10%	5-1-2035	$2,648,000	$2,604,798
Union Pacific Corp.	5.60	12-1-2054	1,192,000	1,127,400
				5,577,043
Technology: 2.09%
Computers: 0.17%
Accenture Capital, Inc.	4.75	7-10-2029	9,000	8,997
Accenture Capital, Inc.	5.00	7-10-2031	8,000	7,965
Apple, Inc.	2.38	2-8-2041	1,102,000	755,045
Apple, Inc.	2.65	5-11-2050	2,127,000	1,234,066
Apple, Inc.	3.95	8-8-2052	2,898,000	2,126,832
Booz Allen Hamilton, Inc.%%	5.38	1-30-2030	3,902,000	3,901,774
				8,034,679
Semiconductors: 1.10%
Broadcom, Inc.	4.55	2-15-2032	3,840,000	3,701,102
Broadcom, Inc.	4.60	7-15-2030	4,994,000	4,904,949
Broadcom, Inc.	4.80	10-15-2034	5,376,000	5,071,429
Broadcom, Inc.	4.90	7-15-2032	3,117,000	3,046,870
Broadcom, Inc.	5.15	11-15-2031	5,154,000	5,138,814
Broadcom, Inc.	5.20	7-15-2035	1,643,000	1,577,324
Broadcom, Inc.	5.70	1-15-2056	433,000	386,845
Foundry JV Holdco LLC144A	5.50	1-25-2031	1,050,000	1,059,139
Foundry JV Holdco LLC144A	6.30	1-25-2039	963,000	986,671
Intel Corp.	2.80	8-12-2041	1,301,000	872,240
Intel Corp.	3.25	11-15-2049	762,000	466,104
Intel Corp.	4.65	6-1-2031	2,939,000	2,873,706
Intel Corp.	5.00	8-15-2033	3,722,000	3,618,441
Intel Corp.	5.30	5-15-2036	3,415,000	3,297,066
Intel Corp.	5.63	2-10-2043	868,000	801,376
Intel Corp.	5.90	2-10-2063	1,139,000	1,016,864
Intel Corp.	6.13	5-15-2056	1,022,000	958,904
Intel Corp.	6.20	5-15-2066	1,913,000	1,763,875
NVIDIA Corp.	4.75	6-15-2033	4,793,000	4,647,016
NVIDIA Corp.	5.55	6-15-2046	2,738,000	2,527,052
NVIDIA Corp.	5.63	6-15-2056	2,738,000	2,477,589
				51,193,376
Software: 0.82%
Oracle Corp.	3.60	4-1-2050	4,448,000	2,549,166
Oracle Corp.	4.00	7-15-2046	1,790,000	1,137,114
Oracle Corp.	4.55	2-4-2029	2,138,000	2,084,315
Oracle Corp.	4.80	9-26-2032	2,445,000	2,250,376
Oracle Corp.	4.95	2-4-2031	3,554,000	3,394,664
Oracle Corp.	5.20	9-26-2035	1,620,000	1,453,495
Oracle Corp.	5.35	5-4-2033	1,829,000	1,718,761
Oracle Corp.	5.38	9-27-2054	1,976,000	1,440,769
Oracle Corp.	5.55	2-6-2053	1,635,000	1,228,185
See accompanying notes to portfolio of investments
18 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software(continued)
Oracle Corp.	5.70%	2-4-2036	$2,788,000	$2,581,041
Oracle Corp.	5.88	9-26-2045	3,114,000	2,555,130
Oracle Corp.	6.00	8-3-2055	1,175,000	942,247
Oracle Corp.	6.70	2-4-2056	2,045,000	1,803,200
Oracle Corp.	6.85	2-4-2066	669,000	588,644
Synopsys, Inc.	4.65	4-1-2028	2,310,000	2,306,781
Synopsys, Inc.	4.85	4-1-2030	3,304,000	3,285,854
Synopsys, Inc.	5.00	4-1-2032	2,643,000	2,613,384
Synopsys, Inc.	5.15	4-1-2035	2,328,000	2,259,021
Synopsys, Inc.	5.70	4-1-2055	1,859,000	1,704,795
				37,896,942
Utilities: 2.93%
Electric: 2.93%
AEP Transmission Co. LLC	5.25	6-1-2036	2,414,000	2,374,411
American Transmission Systems, Inc.144A	2.65	1-15-2032	942,000	833,458
Appalachian Power Recovery Funding LLC Series A-1	4.96	10-1-2035	2,388,000	2,368,702
Arizona Public Service Co.	5.10	3-15-2036	4,401,000	4,242,828
Arizona Public Service Co.	5.90	8-15-2055	2,632,000	2,510,094
Baltimore Gas & Electric Co.	2.25	6-15-2031	2,020,000	1,784,461
CenterPoint Energy Houston Electric LLC Series AH	3.60	3-1-2052	1,492,000	1,028,211
CenterPoint Energy Houston Electric LLC Series AQ	4.95	8-15-2035	3,178,000	3,074,954
CenterPoint Energy Houston Electric LLC Series AR	4.85	4-1-2036	2,831,000	2,709,978
CHPE LLC144A	4.88	6-30-2031	2,823,000	2,781,918
CHPE LLC144A	5.35	6-30-2036	2,736,000	2,665,287
Commonwealth Edison Co.	5.85	6-1-2056	680,000	652,160
Consolidated Edison Co. of New York, Inc.	3.20	12-1-2051	453,000	283,647
Consolidated Edison Co. of New York, Inc.	3.70	11-15-2059	770,000	502,274
Consumers Energy Co.	4.50	1-15-2031	3,966,000	3,898,863
Consumers Energy Co.	5.05	5-15-2035	2,931,000	2,876,138
Consumers Energy Co.	5.13	5-1-2036	4,093,000	4,009,280
DTE Electric Co.	2.95	3-1-2050	2,359,000	1,456,741
DTE Electric Co. Series B	3.65	3-1-2052	1,081,000	745,773
Duke Energy Carolinas LLC	2.55	4-15-2031	922,000	831,403
Duke Energy Carolinas LLC	2.85	3-15-2032	2,509,000	2,244,108
Duke Energy Carolinas LLC	3.55	3-15-2052	1,828,000	1,232,929
Duke Energy Carolinas LLC	4.65	6-15-2031	1,471,000	1,454,487
Duke Energy Carolinas LLC	5.15	6-15-2036	6,022,000	5,882,907
Duke Energy Corp.	3.50	6-15-2051	1,252,000	808,992
Duke Energy Florida LLC	2.40	12-15-2031	2,014,000	1,773,657
Duke Energy Progress LLC	2.50	8-15-2050	2,038,000	1,123,235
Duke Energy Progress LLC	3.70	10-15-2046	459,000	331,765
Entergy Arkansas LLC	2.65	6-15-2051	1,819,000	1,020,685
Entergy Arkansas LLC	5.15	1-15-2033	2,233,000	2,228,309
FirstEnergy Pennsylvania Electric Co.144A	3.25	3-15-2028	1,968,000	1,922,165
FirstEnergy Pennsylvania Electric Co.144A	4.30	1-15-2029	2,375,000	2,348,084
FirstEnergy Pennsylvania Electric Co.144A	4.55	3-15-2031	4,386,000	4,308,601
FirstEnergy Pennsylvania Electric Co.144A	5.20	4-1-2028	1,555,000	1,566,967
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 19

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Jersey Central Power & Light Co.144A	2.75%	3-1-2032	$2,220,000	$1,955,060
Jersey Central Power & Light Co.	4.15	1-15-2029	2,143,000	2,114,897
Jersey Central Power & Light Co.	4.40	1-15-2031	3,572,000	3,477,559
Jersey Central Power & Light Co.	5.10	1-15-2035	1,798,000	1,757,295
MidAmerican Energy Co.	2.70	8-1-2052	1,751,000	1,007,366
Mississippi Power Co. Series 12-A	4.25	3-15-2042	1,028,000	838,122
Mississippi Power Co. Series B	3.10	7-30-2051	2,423,000	1,494,312
Northern States Power Co.	5.65	6-15-2054	1,326,000	1,247,587
Ohio Edison Co.144A	4.95	12-15-2029	1,989,000	1,991,543
Oncor Electric Delivery Co. LLC144A	4.50	3-15-2031	5,130,000	5,026,146
Oncor Electric Delivery Co. LLC	5.80	4-1-2055	2,168,000	2,057,458
Oncor Electric Delivery Co. LLC144A	5.90	3-15-2056	2,890,000	2,786,685
Pacific Gas & Electric Co.	3.50	8-1-2050	767,000	490,685
Pacific Gas & Electric Co.	3.95	12-1-2047	4,642,000	3,269,210
Pacific Gas & Electric Co.	4.20	6-1-2041	1,174,000	935,417
Pacific Gas & Electric Co.	4.95	7-1-2050	8,023,000	6,472,705
Pacific Gas & Electric Co.	5.05	10-15-2032	3,343,000	3,289,078
Pacific Gas & Electric Co.%%	5.85	11-1-2036	3,432,000	3,426,528
PECO Energy Co.	2.85	9-15-2051	2,437,000	1,423,495
Public Service Co. of Oklahoma Series K	3.15	8-15-2051	1,367,000	847,229
Public Service Electric & Gas Co.	1.90	8-15-2031	3,472,000	3,008,923
Public Service Electric & Gas Co.	2.05	8-1-2050	561,000	283,389
Public Service Electric & Gas Co.	2.70	5-1-2050	945,000	553,542
SCE Recovery Funding LLC Series A-1	5.39	12-15-2043	3,634,000	3,649,924
Southern California Edison Co. Series C	4.13	3-1-2048	230,000	166,318
Trans-Allegheny Interstate Line Co.144A	5.00	1-15-2031	2,880,000	2,870,977
Virginia Electric & Power Co.	2.95	11-15-2051	2,020,000	1,191,949
Virginia Electric & Power Co.	4.95	3-15-2036	6,240,000	5,936,253
Wisconsin Electric Power Co.	4.15	10-15-2030	2,875,000	2,791,561
				136,238,685
Total corporate bonds and notes (Cost $1,025,246,543)				988,771,309
Municipal obligations: 0.13%
New York: 0.07%
Airport revenue: 0.07%
Port Authority of New York & New Jersey	4.46	10-1-2062	3,725,000	2,995,644
Ohio: 0.00%
Education revenue: 0.00%
Ohio State University Series A	4.80	6-1-2111	234,000	185,083
Texas: 0.06%
Education revenue: 0.02%
Board of Regents of the University of Texas System Series B	2.44	8-15-2049	1,235,000	709,204
See accompanying notes to portfolio of investments
20 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.04%
North Texas Tollway Authority Series B	6.72%	1-1-2049	$1,959,000	$2,079,039
				2,788,243
Total municipal obligations (Cost $7,274,370)				5,968,970
Non-agency mortgage-backed securities: 1.40%
Angel Oak Mortgage Trust Series 2021-6 Class A1144A±±	1.46	9-25-2066	1,876,607	1,577,073
Bank5 Series 2026-5YR22 Class A3±±	5.71	6-15-2059	5,255,000	5,371,357
BBCMS Mortgage Trust Series 2018-C2 Class ASB	4.24	12-15-2051	461,062	458,715
BBCMS Mortgage Trust Series 2021-C12 Class A5	2.69	11-15-2054	1,143,000	1,004,154
BBCMS Mortgage Trust Series 2022-C17 Class A5	4.44	9-15-2055	1,452,000	1,389,916
BBCMS Mortgage Trust Series 2025-5C37 Class A3	5.02	9-15-2058	797,000	793,905
BBCMS Mortgage Trust Series 2026-5C42 Class A3	5.60	6-15-2059	3,011,000	3,068,494
Benchmark Mortgage Trust Series 2021-B25 Class A4	2.27	4-15-2054	1,722,000	1,557,623
Benchmark Mortgage Trust Series 2026-V21 Class A3	5.13	3-15-2059	2,279,000	2,275,635
Benchmark Mortgage Trust Series 2026-V22 Class A3	5.47	5-15-2059	2,980,000	3,015,627
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	351,182	345,312
BX Trust Series 2025-VOLT Class A (U.S. SOFR 1 Month+1.70%)144A±	5.38	12-15-2044	4,847,000	4,834,877
COLT Mortgage Loan Trust Series 2021-2 Class A1144A±±	0.92	8-25-2066	2,381,911	2,022,673
COLT Mortgage Loan Trust Series 2021-4 Class A1144A±±	1.40	10-25-2066	2,598,930	2,189,753
CSAIL Commercial Mortgage Trust Series 2019-C16 Class ASB	3.14	6-15-2052	1,383,228	1,357,835
GS Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	5,595,000	4,983,449
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class A3	3.39	12-15-2049	550,717	548,534
MFA Trust Series 2021-NQM2 Class A1144A±±	1.03	11-25-2064	879,647	776,306
Morgan Stanley Capital I Trust Series 2020-HR8 Class A3	1.79	7-15-2053	2,026,230	1,818,178
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	245,717	239,164
Starwood Mortgage Residential Trust Series 2021-4 Class A1144A±±	1.16	8-25-2056	2,026,614	1,796,555
SWCH Commercial Mortgage Trust Series 2025-DATA Class A (U.S. SOFR 1 Month+1.44%)144A±	5.12	2-15-2042	4,650,000	4,615,240
Verus Securitization Trust Series 2021-1 Class A1144A±±	0.82	1-25-2066	974,838	883,733
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	1,714,468	1,544,993
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	1,489,744	1,305,483
Verus Securitization Trust Series 2021-4 Class A1144A±±	0.94	7-25-2066	2,050,793	1,726,036
Verus Securitization Trust Series 2021-5 Class A1144A±±	1.01	9-25-2066	5,159,935	4,407,987
Verus Securitization Trust Series 2021-7 Class A1144A±±	2.83	10-25-2066	2,385,439	2,156,638
Verus Securitization Trust Series 2021-8 Class A1144A±±	2.82	11-25-2066	2,207,711	1,986,224
Verus Securitization Trust Series 2021-R1 Class A1144A±±	0.82	10-25-2063	274,965	267,938
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	534,550	515,085
Wells Fargo Commercial Mortgage Trust Series 2026-5C10 Class A3	5.79	6-15-2059	4,030,000	4,123,745
Total non-agency mortgage-backed securities (Cost $69,441,977)				64,958,237
U.S. Treasury securities: 31.78%
U.S. Treasury Bonds	1.13	8-15-2040	36,999,000	22,330,920
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 21

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	1.38%	11-15-2040	$34,279,000	$21,336,000
U.S. Treasury Bonds	1.38	8-15-2050	74,937,000	34,734,470
U.S. Treasury Bonds	1.63	11-15-2050	10,023,000	4,958,644
U.S. Treasury Bonds	1.75	8-15-2041	54,852,000	35,340,972
U.S. Treasury Bonds	2.00	11-15-2041	49,566,000	32,980,752
U.S. Treasury Bonds	2.25	8-15-2049	27,998,000	16,537,412
U.S. Treasury Bonds	2.38	2-15-2042	8,000	5,607
U.S. Treasury Bonds	2.75	8-15-2047	15,936,000	10,749,952
U.S. Treasury Bonds	3.00	2-15-2048	47,858,000	33,605,289
U.S. Treasury Bonds	3.00	8-15-2048	30,405,000	21,231,241
U.S. Treasury Bonds	3.00	2-15-2049	70,879,000	49,222,143
U.S. Treasury Bonds	4.63	2-15-2046	123,000	113,314
U.S. Treasury Bonds	4.63	11-15-2055	48,067,000	43,500,635
U.S. Treasury Bonds	4.75	2-15-2056	59,336,000	54,830,173
U.S. Treasury Bonds##	5.00	5-15-2046	111,938,000	108,282,525
U.S. Treasury Bonds	5.00	5-15-2056	32,302,000	31,070,486
U.S. Treasury Notes	3.50	1-31-2028	15,279,000	15,113,677
U.S. Treasury Notes	3.50	10-15-2028	38,355,000	37,710,756
U.S. Treasury Notes	3.50	2-15-2029	3,219,000	3,155,752
U.S. Treasury Notes##	3.63	8-31-2030	99,204,000	96,336,384
U.S. Treasury Notes	3.63	12-31-2030	45,138,000	43,723,911
U.S. Treasury Notes	3.75	12-31-2028	30,674,000	30,280,989
U.S. Treasury Notes	3.75	6-30-2030	8,799,000	8,597,585
U.S. Treasury Notes	3.88	4-30-2030	76,648,000	75,315,642
U.S. Treasury Notes	3.88	6-30-2030	38,994,000	38,272,002
U.S. Treasury Notes	3.88	8-31-2032	30,678,000	29,653,403
U.S. Treasury Notes	4.00	1-31-2033	37,012,000	35,898,749
U.S. Treasury Notes	4.13	10-31-2027	49,953,000	49,906,169
U.S. Treasury Notes	4.13	6-30-2028	63,708,000	63,541,264
U.S. Treasury Notes	4.13	7-15-2029	53,216,000	52,916,660
U.S. Treasury Notes	4.13	6-30-2031	92,615,000	91,384,957
U.S. Treasury Notes	4.13	2-15-2036	6,795,000	6,493,472
U.S. Treasury Notes	4.25	7-31-2028	87,114,000	87,083,374
U.S. Treasury Notes	4.25	6-30-2033	11,738,000	11,521,581
U.S. Treasury Notes	4.38	7-31-2031	78,718,000	78,539,655
U.S. Treasury Notes	4.38	7-31-2033	15,733,000	15,553,545
U.S. Treasury Notes	4.38	5-15-2036	30,091,000	29,301,111
U.S. Treasury Notes	4.63	2-15-2035	22,811,000	22,753,973
U.S. Treasury Notes	4.88	10-31-2028	33,869,000	34,275,164
Total U.S. Treasury securities (Cost $1,508,554,862)				1,478,160,310
Yankee corporate bonds and notes: 4.34%
Basic materials: 0.33%
Iron/steel: 0.12%
ArcelorMittal SA	5.38	5-19-2036	5,635,000	5,483,875
Mining: 0.21%
Anglo American Capital PLC144A	4.63	3-19-2031	3,296,000	3,223,431
See accompanying notes to portfolio of investments
22 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mining(continued)
Anglo American Capital PLC144A	5.00%	3-21-2033	$3,296,000	$3,225,927
Anglo American Capital PLC144A	5.25	3-19-2036	3,296,000	3,198,268
				9,647,626
Communications: 0.39%
Telecommunications: 0.39%
Bell Telephone Co. of Canada or Bell Canada	5.45	11-15-2036	4,023,000	3,885,456
Orange SA144A	4.00	1-13-2029	2,922,000	2,868,530
Orange SA144A	4.25	1-13-2031	4,308,000	4,157,539
Orange SA144A	4.75	1-13-2033	4,636,000	4,478,805
Orange SA144A	5.00	1-13-2036	2,704,000	2,575,752
				17,966,082
Consumer, non-cyclical: 0.65%
Agriculture: 0.14%
Imperial Brands Finance PLC144A	4.88	2-7-2032	1,709,000	1,675,086
Imperial Brands Finance PLC144A	5.50	7-7-2036	1,804,000	1,754,298
Imperial Brands Finance PLC144A	5.63	7-1-2035	3,008,000	2,972,379
				6,401,763
Biotechnology: 0.16%
Royalty Pharma PLC	2.20	9-2-2030	1,576,000	1,415,212
Royalty Pharma PLC	3.30	9-2-2040	788,000	593,979
Royalty Pharma PLC	3.55	9-2-2050	3,596,000	2,395,202
Royalty Pharma PLC	5.20	9-25-2035	3,200,000	3,115,801
				7,520,194
Food: 0.27%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.00	5-15-2032	2,993,000	2,637,485
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.63	1-15-2032	4,026,000	3,693,582
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	5.75	4-1-2033	989,000	1,003,065
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	6.50	12-1-2052	2,089,000	2,019,569
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	7.25	11-15-2053	3,197,000	3,360,981
				12,714,682
Pharmaceuticals: 0.08%
Pfizer Investment Enterprises Pte. Ltd.	4.75	5-19-2033	2,174,000	2,122,180
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	788,000	706,788
Pfizer Investment Enterprises Pte. Ltd.	5.34	5-19-2063	798,000	696,535
				3,525,503
Energy: 0.48%
Oil & gas: 0.07%
Equinor ASA	4.75	11-14-2035	3,031,000	2,898,611
Equinor ASA	5.13	6-3-2035	368,000	364,882
				3,263,493
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 23

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas services: 0.09%
Schlumberger Investment SA	5.15%	5-7-2036	$4,093,000	$4,004,915
Pipelines: 0.32%
Enbridge, Inc.	4.85	3-27-2031	4,383,000	4,340,382
Enbridge, Inc.	5.45	3-27-2036	3,260,000	3,225,566
Galaxy Pipeline Assets Bidco Ltd.144A	2.16	3-31-2034	2,184,829	1,929,040
Galaxy Pipeline Assets Bidco Ltd.144A	2.63	3-31-2036	3,318,000	2,837,174
Green Palm Bidco Sarl144A	6.46	6-30-2046	2,908,000	2,830,779
				15,162,941
Financial: 1.64%
Banks: 1.30%
Bank of Montreal Series J (U.S. SOFR+1.21%)±	5.30	6-2-2037	3,709,000	3,627,145
Bank of Nova Scotia (U.S. SOFR+0.66%)±	4.58	6-5-2029	6,437,000	6,408,423
Bank of Nova Scotia (U.S. SOFR+0.97%)±	4.90	6-5-2032	5,092,000	5,025,619
Banque Federative du Credit Mutuel SA144A	4.79	7-9-2029	4,283,000	4,254,139
Banque Federative du Credit Mutuel SA (U.S. SOFR+1.20%)144A±	5.15	7-9-2032	4,787,000	4,724,444
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico144A	5.40	6-3-2031	1,380,000	1,370,064
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.60%)±	4.24	2-10-2030	5,640,000	5,545,175
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.82%)±	5.67	2-10-2047	4,790,000	4,518,593
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.67%)±	4.98	7-24-2030	2,499,000	2,501,151
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.82%)±	5.19	7-23-2032	1,745,000	1,742,142
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.90%)±	5.06	1-14-2037	2,607,000	2,503,508
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.93%)±	6.05	7-24-2047	1,508,000	1,496,034
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.98%)±	5.87	4-21-2047	2,104,000	2,044,710
Standard Chartered PLC (1 Year Treasury Constant Maturity+1.10%)144A±	5.71	3-5-2047	3,448,000	3,227,897
Sumitomo Mitsui Financial Group, Inc. (U.S. SOFR+1.22%)±	5.14	7-7-2034	1,636,000	1,607,633
Sumitomo Mitsui Financial Group, Inc. (U.S. SOFR+1.29%)±	5.30	7-7-2037	3,270,000	3,194,191
UBS Group AG (U.S. SOFR+1.05%)144A±	4.59	8-10-2032	3,493,000	3,389,997
UBS Group AG (U.S. SOFR+1.49%)144A±	5.53	5-6-2047	3,701,000	3,437,711
				60,618,576
Diversified financial services: 0.23%
Brookfield Asset Management Ltd.	4.83	4-15-2031	4,231,000	4,146,853
Brookfield Asset Management Ltd.	5.30	1-15-2036	2,405,000	2,304,794
Danantara Investment Management PT144A	5.35	6-18-2031	4,022,000	3,974,002
				10,425,649
See accompanying notes to portfolio of investments
24 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs: 0.11%
FIBRA Prologis144A	5.50%	11-26-2035	$2,353,000	$2,237,586
FIBRA Prologis144A	5.63	1-14-2038	3,261,000	3,067,264
				5,304,850
Industrial: 0.37%
Aerospace/defense: 0.08%
Embraer Netherlands Finance BV	5.40	1-9-2038	2,339,000	2,224,389
Embraer Netherlands Finance BV	5.98	2-11-2035	1,643,000	1,674,771
				3,899,160
Building materials: 0.07%
Cemex SAB de CV	5.75	6-5-2036	3,215,000	3,139,769
Machinery-construction & mining: 0.04%
Eaton Capital ULC	4.45	5-9-2030	1,998,000	1,971,050
Miscellaneous manufacturing: 0.18%
Siemens Funding BV144A	4.60	5-28-2030	3,268,000	3,248,982
Siemens Funding BV144A	5.20	5-28-2035	3,084,000	3,077,012
Siemens Funding BV144A	5.80	5-28-2055	1,996,000	1,952,692
				8,278,686
Utilities: 0.48%
Electric: 0.48%
Abu Dhabi National Energy Co. PJSC144A%%	5.13	8-3-2031	4,564,000	4,509,050
Chile Electricity Lux MPC II Sarl144A	5.58	10-20-2035	1,800,564	1,785,259
Chile Electricity Lux MPC II Sarl144A	5.67	10-20-2035	3,433,971	3,432,999
Hydro One, Inc.	4.75	5-30-2031	7,278,000	7,194,891
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara144A	4.75	2-3-2031	4,065,000	3,925,249
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara144A	5.45	2-3-2036	1,621,000	1,515,948
				22,363,396
Total yankee corporate bonds and notes (Cost $206,299,269)				201,692,210
Yankee government bonds: 0.99%
Australia: 0.11%
Export Finance & Insurance Corp.144A	4.63	10-26-2027	5,108,000	5,126,484
Chile: 0.04%
Chile	4.35	4-13-2031	2,062,000	1,990,552
Colombia: 0.03%
Barranquilla Distrito Especial Industrial y Portuario144A	7.35	7-23-2031	1,287,000	1,317,424
Israel: 0.08%
Israel	3.88	7-3-2050	2,266,000	1,567,986
Israel	4.50	1-13-2031	2,433,000	2,359,829
				3,927,815
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 25

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kuwait: 0.15%
Kuwait144A	5.51%	7-29-2036	$7,008,000	$6,978,576
Mexico: 0.27%
Mexico	4.40	2-12-2052	1,955,000	1,328,422
Mexico	4.50	1-31-2050	1,972,000	1,385,330
Mexico	4.60	1-23-2046	2,162,000	1,589,719
Mexico	4.60	2-10-2048	1,795,000	1,293,298
Mexico	4.75	3-8-2044	2,096,000	1,620,208
Mexico	6.75	2-9-2056	1,597,000	1,487,605
Mexico	3.50	2-12-2034	4,460,000	3,726,330
				12,430,912
Paraguay: 0.11%
Paraguay144A	5.40	3-30-2050	5,877,000	5,136,498
Poland: 0.13%
Republic of Poland	5.38	4-14-2036	4,106,000	4,046,331
Republic of Poland	6.13	4-14-2056	1,949,000	1,873,568
				5,919,899
United Arab Emirates: 0.02%
Abu Dhabi144A	3.13	9-30-2049	1,541,000	981,202
Uruguay: 0.05%
Uruguay	5.44	2-14-2037	2,345,000	2,332,103
Total yankee government bonds (Cost $46,738,250)				46,141,465

		Yield	Shares
Short-term investments: 3.12%
Investment companies: 3.12%
Allspring Government Money Market Fund Select Class♠∞##		3.59	145,310,407	145,310,407
Total short-term investments (Cost $145,310,407)				145,310,407
Total investments in securities (Cost $4,977,025,355)	104.58%			4,863,903,623
Other assets and liabilities, net	(4.58)			(213,039,865)
Total net assets	100.00%			$4,650,863,758

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
26 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal of securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$31,814,609	$698,151,561	$(584,655,763)	$0	$0	$145,310,407	145,310,407	$1,268,902
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 27

Notes to portfolio of investments—July 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Mortgage dollar roll transactions
The Portfolio may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
28 | Allspring Core Bond Portfolio

Notes to portfolio of investments—July 31, 2026 (unaudited)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,702,119,064	$0	$1,702,119,064
Asset-backed securities	0	230,781,651	0	230,781,651
Corporate bonds and notes	0	988,771,309	0	988,771,309
Municipal obligations	0	5,968,970	0	5,968,970
Non-agency mortgage-backed securities	0	64,958,237	0	64,958,237
U.S. Treasury securities	1,478,160,310	0	0	1,478,160,310
Yankee corporate bonds and notes	0	201,692,210	0	201,692,210
Yankee government bonds	0	46,141,465	0	46,141,465
Short-term investments
Investment companies	145,310,407	0	0	145,310,407
Total assets	$1,623,470,717	$3,240,432,906	$0	$4,863,903,623
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
 At July 31, 2026, the Portfolio did not have any transfers into/out of Level 3.
Allspring Core Bond Portfolio | 29